Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Increase (decrease) in deferred tax asset valuation allowance	$ 6,197,000	$ (3,832,000)
Unrecognized tax benefits	1,348,000	615,000	$ 551,000
Unrecognized tax benefits that would impact effective tax rate	0
Unrecognized tax benefits, income tax penalties and interest expense	0	$ 0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	125,187,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	115,827,000
Research Tax Credit Carryforward | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Research and development tax credits	4,083,000
Research Tax Credit Carryforward | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Research and development tax credits	$ 2,655,000